Supplement dated April 10, 2026

to the following statutory prospectus(es):

NEA Valuebuilder Future, NEA Valuebuilder Select and NEA Valuebuilder dated May 1, 2025

This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.

Certain website addresses stated within the prospectus have changed. The Financial Statements section, Appendix A: Underlying Mutual Funds Available Under the Contract, and the back cover page of the prospectus are updated accordingly.

NEA Valuebuilder Select

1. The current Statement of Additional Information is now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=sai&cid=sblife&fid=814121547

2. The prospectus and the prospectuses for the underlying mutual funds are now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=pros&cid=sblife&fid=814121547

NEA Valuebuilder Future

1. The current Statement of Additional Information is now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=sai&cid=sblife&fid=814121554

2. The prospectus and the prospectuses for the underlying mutual funds are now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=pros&cid=sblife&fid=814121554

NEA Valuebuilder

1. The current Statement of Additional Information is now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=sai&cid=sblife&fid=814121497

2. The prospectus and the prospectuses for the underlying mutual funds are now available at: https://vpx.broadridge.com/

GetContract1.asp?doctype=pros&cid=sblife&fid=814121497

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